Construction Services Contracts, Continued (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Accumulated earned revenue, expense and others
Accumulated earned revenue		₩ 20,971,487	₩ 19,801,220
Accumulated expense		19,566,647	18,651,188
Accumulated profit		1,404,840	1,150,032
Unearned advance receipts		0	0
Contract with Customer, Asset and Liability
Assets	[1]	53,827	36,232
Liabilities	[2]	₩ 73,420	₩ 350,460

[1]	Included in trade and other receivables, net, in the consolidated statements of financial position. The balance of receivables from construction contracts are KRW35,218 million and KRW46,489 million, as of December 31, 2018 and 2019, respectively.
[2]	Included in non-financial liabilities in the consolidated statements of financial position.